Schwab S&P 500 Index Portfolio
Schwab® S&P 500 Index Portfolio Portfolio Summary
Investment objective
The portfolio's goal is to track the total return of the S&P 500® Index.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.
Shareholder fees (paid directly from your investment)
Shareholder Fees (USD $)	Schwab S&P 500 Index Portfolio
Shareholder fees (paid directly from your investment)	none

Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab S&P 500 Index Portfolio
Management fees	0.15%
Distribution (12b-1) fees	none
Other expenses	0.08%
Total annual portfolio operating expenses	0.23%

Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab S&P 500 Index Portfolio	24	74	130	293

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Schwab S&P 500 Index Portfolio	24	74	130	293

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 2% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio generally invests in stocks that are included in the S&P 500® Index[1]. It is the portfolio’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The portfolio will notify its shareholders at least 60 days before changing this policy.

The portfolio generally gives the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the portfolio, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the portfolio’s weighting of a stock to be more or less than the index’s weighting of the stock. The portfolio may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

The S& P 500 Index includes the stocks of 500 leading U.S. publicly-traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

The portfolio may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the portfolio incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the portfolio potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

The portfolio may concentrate its investments in an industry or group of industries to the extent that its comparative index is also so concentrated.

[1] Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management (“CSIM”). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500® Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the portfolio.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The portfolio primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the portfolio’s expenses, the portfolio’s performance may be below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the portfolio is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the portfolio seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the portfolio may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large-Cap Risk. Although the S&P 500® Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — the portfolio’s performance also will lag those investments.

Concentration Risk. To the extent that the portfolio’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the portfolio may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives Risk. The portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The portfolio’s use of derivatives could reduce the portfolio’s performance, increase its volatility, and could cause the portfolio to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the portfolio.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The portfolio may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the portfolio, please see “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows how the portfolio's average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/SchwabFunds_Prospectus.
Annual total returns (%) as of 12/31

Best Quarter: 15.76% Q2 2009 Worst Quarter: (21.58%) Q4 2008
Average annual total returns (%) as of 12/31/14
Average Annual Total Returns	1 year	5 years	10 years
Schwab S&P 500 Index Portfolio	13.41%	15.16%	7.54%
Schwab S&P 500 Index Portfolio Comparative Index (reflects no deduction for expenses or taxes) S&P 500® Index	13.69%	15.45%	7.67%